Legg Mason Global Trust, Inc.
                         Legg Mason Global Income Trust
                      Legg Mason International Equity Trust
                        Legg Mason Emerging Markets Trust

              Supplement to the Statement of Additional Information
                  dated May 1, 2005 (Supplemented May 12, 2005)
                Primary Class Shares, Institutional Class Shares
                    and Financial Intermediary Class Shares




         The first table appearing on page 60 of the Statement of Additional Information under the section "Portfolio Transactions and Brokerage" is replaced in its entirety with the following:

         For the following fiscal years ended December 31, the funds paid the following brokerage commissions:

--------------------------- ------------------ ----------------- ---------------
           Fund                   2004               2003               2002
--------------------------- ------------------ ----------------- ---------------
--------------------------- ------------------ ----------------- ---------------
International Equity            $483,750*         $352,133*           $275,726
--------------------------- ------------------ ----------------- ---------------
--------------------------- ------------------ ----------------- ---------------
Emerging Markets              $1,022,329**        $708,014**          $355,072
--------------------------- ------------------ ----------------- ---------------

*The increase in commissions paid by International Equity during the fiscal years ended 2004 and 2003 was due to an increase in the fund's net assets.

**The increase in commissions paid by Emerging Markets during the fiscal years ended 2004 and 2003 was due to an increase in the fund's net assets. An increase in the fund's portfolio turnover rate during 2003 also contributed to its increase during that period.




      This supplement should be retained with your Statement of Additional
                       Information for future reference.

                     This supplement is dated August 5, 2005